Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Jan. 21, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
C000216396
Account Value [Line Items]
Line Graph and Table Measure Name		Counterpoint High Yield Trend ETF
Account Value	$ 10,000	$ 10,010	$ 9,328	$ 9,439	$ 10,165	$ 9,262
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	9,567	9,322	9,410	10,490	10,525
CP High Yield Trend Index
Account Value [Line Items]
Line Graph and Table Measure Name	CP High Yield Trend Index
Account Value	$ 10,000	$ 10,344	$ 9,575	$ 9,587	$ 10,257	$ 9,285